Prepaid expenses and other assets, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
General and administrative
Bad debt provision for prepaid expenses and other assets	¥ 57,696	$ 9,054	¥ 59,844	¥ 15,090